Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deposits and Other Current Assets [Abstract]
Deposits	$ 82,929	$ 18,608
Other current assets	1,110
Interest receivable	1,535
Less: allowance for expected credit loss	(302)	(54)	$ (72)
Deposits and other current assets, net	$ 85,272	$ 18,554